Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

26.          Commitments and contingencies

Bandwidth purchase commitments

The Group purchase bandwidth in the PRC under non-cancellable contract expiring on different dates. Payments under purchase of bandwidth are expensed on a straight-line basis over the duration of the respective periods.

Total bandwidth costs for continuing operations were USD 68,441,000, USD 48,118,000 and USD 57,093,000 for the years ended December 31, 2017, 2018 and 2019, respectively.

Future minimum payments under non-cancellable bandwidth contracts consist of the following as of December 31, 2019:

(In thousands)
2020	7,918
2021	3,415
2022	700
12,033

Capital commitments

As at December 31, 2019, the Group has unconditional purchase obligations for switchboards, servers, office software and construction in progress that had not been recognized in the amount of USD 22,510,000.

(In thousands)
2020	21,453
2021	107
2022	950
22,510

Litigation

The Group is involved in a number of cases pending in various courts. These cases are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group had incurred USD 9,453,000, USD 4,667,000 and USD 1,955,000 legal and litigation related expenses for the years ended December 31, 2017, 2018 and 2019, respectively.

Up to April 28, 2020, which is the date when the consolidated financial statements were issued, the Group had 24 lawsuits pending against the Group with an aggregate amount of claimed damages of approximately RMB 82.0 million (USD 11.9 million) which occurred before December 31, 2019 (2018: RMB 81.2 million (USD 12.3 million)). Of the 24 pending lawsuits, 20 lawsuits were relating to the alleged copyright infringement in the PRC. The Group had accrued for USD 2,765,000 litigation related expenses in ‘‘Accrued liabilities and other payables’’ in the consolidated balance sheet as of December 31, 2019 (2018: USD 3,846,000), which is the most probable and reasonably estimable outcome.

The Group estimated the litigation compensation based on judgments handed down by the court, out-of-court settlements of similar cases as well as advices from the Group’s legal counsel. The Group is in the process of appealing certain judgments for which the losses had been accrued. Although the results of unsettled litigation and claims cannot be predicted with certainty, the Group does not expect that the outcome of the 24 lawsuits will result in the amounts accrued materially different from the range of reasonably possible losses. In the opinion of management, there was not at least a reasonable possibility the Company may have incurred a material loss, or a material loss in excess of a recorded accrual, with respect to loss contingencies for asserted legal and other claims. However, the outcome of litigation is inherently uncertain. If one or more of these legal matters were resolved against the Company in a reporting period for amounts in excess of management’s expectations, the Company’s consolidated financial statements for that reporting period could be materially adversely affected.

In May 2014, the Group entered into a content protection agreement with the Motion Picture Association of America, Inc., or MPAA, and its members, which are six major U.S. entertainment content providers. In that agreement, the Group agreed to implement a comprehensive system of measures designed to prevent unauthorized downloading of and access to such content providers’ works. Despite the fact that the Group put in place preventive measures, the Group may still be subject to copyright infringement suits. In January 2015, a number of MPAA member studios filed 28 copyright infringement lawsuits against the Group on 28 video products in the Shenzhen Nanshan District Court in China. The court combined these cases into two cases for trial and entered a judgment on both cases on August 21, 2017. The court held, among others, that the Group infringed the plaintiffs’ copyright on 28 video products and were required by the court to compensate the plaintiff for a total of RMB 1.4 million (USD 0.2 million), the compensation costs was paid by the Group in 2018.

In addition, two putative shareholder class action lawsuits have been filed in the United States District Courts for the Southern District of New York against the Company and certain current and former officers and directors of the Company. Purporting to sue on behalf of all investors who purchased or acquired Xunlei stock from October 10, 2017 to January 11, 2018, plaintiffs allege that certain statements regarding OneCoin, later renamed as LinkToken, in the Company’s press releases and on a quarterly investor call were false and misleading because, among other things, they failed to disclose that OneCoin was a disguised “initial coin offering” and “initial miner offering” and constituted “unlawful financial activity.” Plaintiffs seek to recover under Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934 and Rule 10b‑5 thereunder. On April 12, 2018, the court consolidated the actions under the caption In re Xunlei Limited Securities Litigation, No. 18‑cv‑467 (RJS) and appointed lead plaintiffs who filed a consolidated amended compliant on June 4, 2018. The Company filed a motion to dismiss the amended compliant on August 3, 2018, and the motion of dismiss was granted by United States District Court Southern District of New York on September 11, 2019 and no notice of appeal or motion for extension of time was filed by the plaintiffs within 60 days after entry of the court's motion, therefore the class action was dismissed in November 2019.